Organization - Schedule of VIEs and VIEs' Subsidiaries Included in Consolidated Balance Sheets and Statements of Comprehensive Loss (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Variable Interest Entities | Long-term Loan, Current Portion
Variable Interest Entity [Line Items]
Long-term loans, current portion	¥ 498,195	$ 70,035	¥ 708,195